Debt Facilities - Convertible Debt (Details)	1 Months Ended						3 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Nov. 30, 2014	Oct. 31, 2014 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2009 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2009 USD ($) shares	Jun. 15, 2016 $ / shares	Sep. 30, 2007 USD ($)
Debt Instrument [Line Items]
Shares issued in exchange for convertible subordinated notes | shares	380,779
Repayment of debt								$ 1,462,888,000	$ 715,270,000	$ 153,473,000
Loss on debt extinguishment								$ 12,276,000	$ 289,000	$ 156,990,000
Common shares reserved for issuance | shares								8,562,752
Adjustments to APIC, convertible debt with conversion feature	$ 141,688,000
Share price (dollars per share) | $ / shares												$ 372.10
3.00% convertible subordinated notes
Debt Instrument [Line Items]
Interest rate (percent)		3.00%						3.00%	3.00%	3.00%
Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percent)		4.75%						4.75%	4.75%	4.75%
Convertible Subordinated Debt | 3.00% convertible subordinated notes
Debt Instrument [Line Items]
Aggregate principal debt amount issued													$ 395,986,000
Interest rate (percent)					3.00%								3.00%
Value of shares issued in exchange for convertible subordinated notes				$ 178,741,000	$ 217,199,000
Shares issued in exchange for convertible subordinated notes | shares				1,595,496	1,948,578
Repayment of debt					$ 5,387,000
Loss on debt extinguishment							$ 4,210,000			$ 51,183,000
Conversion ratio (in shares per $1,000)				0.0089264
Convertible Subordinated Debt | Conversion of 4.75% Convertible Subordinated Notes
Debt Instrument [Line Items]
Aggregate principal debt amount issued						$ 373,750,000
Interest rate (percent)						4.75%
Value of shares issued in exchange for convertible subordinated notes	$ 150,082,000	$ 7,803,000			$ 215,830,000
Shares issued in exchange for convertible subordinated notes | shares	1,981,662	101,947			2,411,851
Repayment of debt	$ 3,619,000	$ 1,000			$ 51,671,000
Loss on debt extinguishment		$ 289,000							$ 289,000	$ 46,973,000
Conversion ratio (in shares per $1,000)		0.0130655	0.0122736			0.0118599
Capped call premium, total											$ 49,664,000
Common shares reserved for issuance | shares											4,432,638